Offerings	Mar. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.0001 per share represented by American Depositary Shares (Primary Offering)
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share represented by American Depositary Shares (Secondary Offering)
Amount Registered | shares	21,538,462
Proposed Maximum Offering Price per Unit	8.56
Maximum Aggregate Offering Price	$ 184,369,234.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,461.39
Offering Note	Includes consideration to be received by the Registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $8.56, which is the average of the high and low prices of the registrant’s ordinary shares on March 6, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission (the “SEC”) on Nasdaq.